Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.91%
Communication Services - 12 .23%
Altice USA, Inc., Class A* 56,000 $ 1,160,320
Discovery, Inc., Class A*+ 63,700 1,616,706
Facebook, Inc., Class A* 5,500 1,866,645
Fox Corp., Class A 60,700 2,434,677
Liberty Global PLC,
Class C* 72,500 2,135,850
Lumen Technologies, Inc.+ 138,100 1,711,059
Netflix, Inc.* 3,700 2,258,258
Roku, Inc.* 6,000 1,880,100
Sea, Ltd., ADR* 12,200 3,888,506
Snap, Inc., Class A* 30,100 2,223,487
Zillow Group, Inc.,
Class C* 17,000 1,498,380
22,673,988
Consumer Discretionary - 19 .36%
Amazon.com, Inc.* 1,040 3,416,442
AutoNation, Inc.* 16,000 1,948,160
Bath & Body Works, Inc. 27,000 1,701,810
Carvana Co.* 6,200 1,869,548
Chegg, Inc.*+ 22,500 1,530,450
Dick's Sporting Goods,
Inc. 20,000 2,395,400
Etsy, Inc.*+ 25,700 5,344,572
Expedia Group, Inc.* 10,700 1,753,730
General Motors Co.* 34,700 1,829,037
Lennar Corp., Class A 18,500 1,733,080
Lithia Motors, Inc. 5,000 1,585,200
Lowe's Cos., Inc. 11,700 2,373,462
NIKE, Inc., Class B 13,000 1,887,990
PulteGroup, Inc. 37,300 1,712,816
Tesla, Inc.* 4,000 3,101,920
Whirlpool Corp. 8,500 1,732,810
35,916,427
Consumer Staples - 5 .36%
Albertsons Cos., Inc.,
Class A+ 94,600 2,944,898
Boston Beer Co., Inc.
(The), Class A*+ 1,800 917,550
Hormel Foods Corp. 35,000 1,435,000
Kroger Co. (The) 68,000 2,749,240
Tyson Foods, Inc., Class A 24,000 1,894,560
9,941,248
Energy - 3 .29%
Cheniere Energy, Inc.* 22,000 2,148,740
Imperial Oil, Ltd.+ 74,000 2,335,440
Industry Company Shares Value
Energy (continued)
Suncor Energy, Inc. 78,000 $ 1,617,720
6,101,900
Financials - 13 .24%
Ally Financial, Inc. 53,500 2,731,175
Ameriprise Financial, Inc. 7,500 1,980,900
Bank of America Corp. 84,600 3,591,270
Bank of Montreal 20,000 1,994,600
Citigroup, Inc. 30,000 2,105,400
Everest Re Group, Ltd. 7,400 1,855,772
Goldman Sachs Group,
Inc. (The) 4,800 1,814,544
MarketAxess Holdings, Inc. 3,000 1,262,070
MetLife, Inc. 34,000 2,098,820
Synchrony Financial 62,300 3,045,224
UBS Group AG 130,000 2,072,200
24,551,975
Health Care - 11 .93%
Biogen, Inc.* 5,900 1,669,641
Eli Lilly & Co. 8,400 1,940,820
Hologic, Inc.* 29,100 2,147,871
Horizon Therapeutics PLC* 20,000 2,190,800
IDEXX Laboratories, Inc.* 4,000 2,487,600
Mettler-Toledo
International, Inc.* 1,300 1,790,568
Moderna, Inc.* 5,000 1,924,300
Novocure, Ltd.*+ 8,600 999,062
Repligen Corp.* 6,700 1,936,233
Seagen, Inc.* 8,200 1,392,360
Thermo Fisher Scientific,
Inc. 3,200 1,828,256
Waters Corp.* 5,100 1,822,230
22,129,741
Industrials - 4 .44%
Carrier Global Corp. 38,000 1,966,880
Fastenal Co. 47,000 2,425,670
Owens Corning 19,000 1,624,500
Rollins, Inc. 62,850 2,220,490
8,237,540
Information Technology - 22 .70%
Apple, Inc. 26,000 3,679,000
Applied Materials, Inc. 18,500 2,381,505
Bentley Systems, Inc.,
Class B+ 31,000 1,879,840
Dropbox, Inc., Class A* 68,400 1,998,648
EPAM Systems, Inc.* 3,100 1,768,488

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Five9, Inc.* 10,800 $ 1,725,192
Fortinet, Inc.* 13,500 3,942,540
HP, Inc. 65,000 1,778,400
HubSpot, Inc.* 1,900 1,284,571
Intuit, Inc. 3,400 1,834,334
Lam Research Corp. 3,000 1,707,450
Mastercard, Inc., Class A 5,000 1,738,400
Microsoft Corp. 13,500 3,805,920
NVIDIA Corp. 18,800 3,894,608
Palo Alto Networks, Inc.* 4,700 2,251,300
QUALCOMM, Inc. 20,700 2,669,886
Square, Inc., Class A*+ 7,700 1,846,768
Zebra Technologies Corp.,
Class A* 3,700 1,907,054
42,093,904
Materials - 4 .28%
Mosaic Co. (The) 57,400 2,050,328
Nucor Corp. 20,000 1,969,800
Steel Dynamics, Inc. 32,000 1,871,360
West Fraser Timber Co.,
Ltd.+ 24,400 2,055,212
7,946,700
Real Estate - 3 .08%
American Homes 4 Rent,
Class A 47,000 1,791,640
Public Storage 6,400 1,901,440
Realty, Income Corp. 31,200 2,023,632
5,716,712
TOTAL COMMON STOCKS - 99.91% 185,310,135
(Cost $158,879,571)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.09%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 2,021,730
2,021,730
TOTAL MONEY MARKET FUND - 1.09% 2,021,730
(Cost $2,021,730)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 2.44%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 4,532,489
$ 4,532,489
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 2.44% 4,532,489
(Cost $4,532,489)
TOTAL INVESTMENTS
-
103.44%
$ 191,864,354
(Cost $165,433,790)
Liabilities in Excess of Other Assets - (3.44%) (6,389,324)
NET ASSETS - 100.00% $ 185,475,030
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
^ Rate disclosed as of September 30, 2021.
+ This security or a portion of the security is out on loan as of
September 30, 2021. Total loaned securities had a value of
$19,966,029 as of September 30, 2021.
ADR - American Depositary Receipt
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 185,310,135 $ – $ – $ 185,310,135
Money Market
Fund – 2,021,730 – 2,021,730
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 4,532,489 – 4,532,489
TOTAL
$185,310,135 $6,554,219 $– $191,864,354
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.